Income Tax (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)
Income Tax [Line Items]
Assessable profits (in Dollars)	¥ (408,985,210)		¥ (872,926,433)		¥ (744,748,251)
Provision profits tax (in Dollars)	¥ 2,115,015		¥ 97,241
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Valuation allowance	¥ 482,127,651		¥ 418,748,714		¥ 275,431,351
Tax payments	¥ 100,000
Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate, percentage	16.50%	16.50%
Provision profits tax (in Dollars) | $
Income tax assessable profits (in Dollars) | $
PRC [Member]
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%
Operating losses carry forwards	¥ 1,636,497,244
2025 [Member]
Income Tax [Line Items]
Operating losses carry forwards	118,778,973
2026 [Member]
Income Tax [Line Items]
Operating losses carry forwards	358,250,929
2027 [Member]
Income Tax [Line Items]
Operating losses carry forwards	340,317,062
2028 [Member]
Income Tax [Line Items]
Operating losses carry forwards	418,300,955
2029 [Member]
Income Tax [Line Items]
Operating losses carry forwards	¥ 400,849,325
Prior to Tax [Member] | Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate, percentage	8.25%	8.25%
Assessable profits (in Dollars) | $		$ 2
After Tax [Member] | Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate, percentage	16.50%	16.50%